Commitments and Contingencies - Future minimum lease payments remaining (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Future minimum lease payments remaining
2024	$ 210
2025	178
Total minimum lease payments	388
Less imputed interest	(19)
Total operating lease liabilities	$ 369